Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Critical accounting estimates and judgements

3	Critical accounting estimates and judgements

In the application of the Company’s accounting policies, the directors are required to make judgements, estimates and assumptions about the carrying amount of assets and liabilities that are not readily apparent from other sources. In addition, management has exercised judgment in establishing accounting policies related to revenue recognition under the Company’s global licensing arrangement. As no revenue has been recognized to date, this judgment has not had a significant effect on the amounts recognized in the consolidated financial statements as of the reporting date. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The estimates and assumptions which have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities are outlined below.

(1)	Impairment and useful life determination of intellectual property rights

The Company’s intangible assets include intellectual property (‘IP’) rights transferred to the Company as part of the February 2023 common-control transaction described in Note 7. Management exercised significant judgment in determining that the Company's intellectual property rights have a definite useful life of 10 years. In making this assessment, management considered the nature of the underlying technology platform, expected product life cycles, anticipated commercialization timelines, the pace of technological change within the industry, competitive developments, and the period over which the intellectual property is expected to generate economic benefits for the Company. The intellectual property rights are amortised on a straight-line basis over their estimated useful life of ten years commencing on 6 February 2023.

The assessment also considered the legal and economic environment in which the intellectual property operates, including statutory protection periods, the expected ability to maintain and enhance the technology through ongoing development activities, and the likelihood that future technological advancements may diminish the value of the existing intellectual property over time. Based on these factors, management concluded that a 10-year useful life represents the period over which the intellectual property is expected to contribute to future cash flows. The intellectual property rights are amortized on a systematic basis over their estimated useful life of 10 years and are reviewed at least annually to determine whether events or changes in circumstances warrant a revision to the useful life estimate or indicate impairment. The Company assesses its intellectual property rights for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, in accordance with IAS 36. The impairment assessment involves estimating the recoverable amount of the cash-generating unit ("CGU") to which the IP rights belong. Management exercised significant judgment in identifying the appropriate CGU to which the Company's intellectual property assets are allocated for impairment testing purposes. This judgment required consideration of how management monitors operations, the level of interdependence between products and services, and the manner in which future cash flows are generated.

Management also exercised significant judgment in determining key assumptions used in any impairment assessment, including forecast cash flows, revenue growth rates, the structure of future licensing arrangements, product launch dates, expected operating margins, long-term growth rates and pre-tax discount rates. Changes in these assumptions could affect the recoverable amount of the CGU and result in the recognition of an impairment loss. Management has determined that, based on the assumptions applied as of the reporting date, there were no indicators that the carrying amount of the related assets exceeded their recoverable amount

(2)	Going concern basis

Management has made an assessment of the Company’s ability to continue as a going concern and exercised significant judgment in concluding that the going concern basis of accounting is appropriate. In making this assessment, management considered the Company’s recurring losses, its limited cash balance at year end, its forecasted cash position to meet obligations as they fall due and its dependence on financial support from its principal shareholder and CEO to fund operations. Management also considered the receipt of a letter the Company’s CEO to provide financial support for a period of at least twelve months from the date that these consolidated financial statements are authorized, as well as considering the Company's expected commercialization of its product portfolio, potential direct product revenues, potential regional licensing and distribution arrangements, financing arrangements entered into subsequent to December 31, 2025 and the continuing financial support of its principal shareholder and CEO.. Based on all the relevant factors, management has concluded that no material uncertainties exist that would cast significant doubt on the Company’s ability to continue as a going concern.